UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of January 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (95.8%)[1]
Consumer Discretionary (17.8%)
	DSW Inc. Class A	2,857,660	68,612
*	LKQ Corp.	1,963,735	53,806
*	IMAX Corp.	1,570,217	48,771
*	DreamWorks Animation SKG Inc. Class A	1,886,330	48,366
*	Ulta Salon Cosmetics & Fragrance Inc.	253,830	45,986
*	Tumi Holdings Inc.	2,537,812	43,879
	Bloomin' Brands Inc.	2,412,600	42,607
	National CineMedia Inc.	2,674,791	41,834
	New York Times Co. Class A	3,036,226	40,139
	Cheesecake Factory Inc.	733,448	35,426
	Texas Roadhouse Inc. Class A	924,215	34,039
	Cinemark Holdings Inc.	1,120,130	33,033
*	ServiceMaster Global Holdings Inc.	780,810	32,958
	Tractor Supply Co.	366,015	32,323
*	Grand Canyon Education Inc.	852,228	32,086
	Lennar Corp. Class A	758,685	31,979
*	Sally Beauty Holdings Inc.	1,160,175	31,974
*,^ lululemon athletica Inc.		508,309	31,551
	MDC Partners Inc. Class A	1,597,287	31,211
	HSN Inc.	651,480	30,659
	Brunswick Corp.	768,814	30,637
	La-Z-Boy Inc.	1,413,700	30,310
*	Michaels Cos. Inc.	1,342,495	29,266
*	Tenneco Inc.	765,600	29,254
*	CarMax Inc.	619,920	27,388
	Chico's FAS Inc.	2,592,800	26,939
	CalAtlantic Group Inc.	822,554	26,725
*,^ 2U Inc.		1,181,436	23,853
*,2 MarineMax Inc.		1,395,788	23,603
	Hanesbrands Inc.	765,155	23,391
*	G-III Apparel Group Ltd.	470,995	23,248
	Service Corp. International	944,610	22,850
	Carter's Inc.	224,998	21,874
*	Buffalo Wild Wings Inc.	142,510	21,704
*	Burlington Stores Inc.	379,925	20,413
*	Urban Outfitters Inc.	860,540	19,689
*	Shutterfly Inc.	472,590	19,683
	Sonic Corp.	668,071	19,628
*	Five Below Inc.	520,835	18,349
	Wolverine World Wide Inc.	1,082,508	18,305
	Dunkin' Brands Group Inc.	450,158	17,718
	Ross Stores Inc.	312,400	17,576
*	Bright Horizons Family Solutions Inc.	249,760	17,526
*	Hibbett Sports Inc.	529,959	17,043
*,^ Mattress Firm Holding Corp.		457,085	16,684
*	Jarden Corp.	302,822	16,065
*	Boyd Gaming Corp.	890,338	15,857
*	Express Inc.	881,454	14,949
*	Live Nation Entertainment Inc.	650,110	14,758

Callaway Golf Co.	1,658,471	14,445
* Netflix Inc.	147,200	13,519
Polaris Industries Inc.	168,513	12,443
* Krispy Kreme Doughnuts Inc.	783,617	11,488
* Gentherm Inc.	269,810	10,795
Oxford Industries Inc.	152,744	10,671
* Chuy's Holdings Inc.	276,167	9,442
Lithia Motors Inc. Class A	109,500	8,384
* Steven Madden Ltd.	252,796	8,163
Foot Locker Inc.	110,400	7,459
Aaron's Inc.	321,598	7,358
Leggett & Platt Inc.	173,000	7,181
Tribune Publishing Co.	737,129	6,885
Monro Muffler Brake Inc.	103,072	6,777
Harman International Industries Inc.	91,000	6,769
American Eagle Outfitters Inc.	449,000	6,573
* Carrols Restaurant Group Inc.	440,700	5,888
* Red Robin Gourmet Burgers Inc.	92,636	5,719
^ Outerwall Inc.	166,321	5,622
* O'Reilly Automotive Inc.	21,300	5,557
PetMed Express Inc.	299,800	5,402
Cato Corp. Class A	133,800	5,396
* MSG Networks Inc.	302,700	5,294
* American Axle & Manufacturing Holdings Inc.	403,300	5,170
Ruth's Hospitality Group Inc.	317,400	5,158
Cooper Tire & Rubber Co.	140,400	5,119
* Penn National Gaming Inc.	354,900	5,015
* Isle of Capri Casinos Inc.	387,600	4,907
* Kona Grill Inc.	301,564	4,903
* Pinnacle Entertainment Inc.	160,100	4,889
* NVR Inc.	2,890	4,771
Churchill Downs Inc.	33,810	4,671
* Cabela's Inc.	110,987	4,669
Expedia Inc.	45,995	4,647
* ZAGG Inc.	498,950	4,600
Nexstar Broadcasting Group Inc. Class A	99,700	4,507
* Potbelly Corp.	415,600	4,447
* Crocs Inc.	480,879	4,429
^ World Wrestling Entertainment Inc. Class A	231,300	4,140
* Skechers U.S.A. Inc. Class A	142,225	4,009
* Nautilus Inc.	192,400	3,748
Libbey Inc.	221,200	3,539
Vail Resorts Inc.	28,000	3,500
ClubCorp Holdings Inc.	285,000	3,411
* Francesca's Holdings Corp.	184,000	3,354
* Deckers Outdoor Corp.	66,875	3,308
Jack in the Box Inc.	41,100	3,191
Interpublic Group of Cos. Inc.	140,000	3,142
* Diamond Resorts International Inc.	168,900	3,111
* Under Armour Inc. Class A	35,749	3,054
* Madison Square Garden Co. Class A	19,400	2,989
* Helen of Troy Ltd.	32,900	2,940
* MCBC Holdings Inc.	223,926	2,826
* Strayer Education Inc.	51,300	2,739
* BJ's Restaurants Inc.	62,252	2,670
Cracker Barrel Old Country Store Inc.	20,100	2,638
* JAKKS Pacific Inc.	331,483	2,470

	Pool Corp.	29,132	2,462
	Visteon Corp.	32,900	2,200
*	Ascena Retail Group Inc.	290,730	2,146
*	Smith & Wesson Holding Corp.	93,500	2,016
	Big Lots Inc.	51,700	2,005
	Caleres Inc.	70,300	1,890
	Children's Place Inc.	28,300	1,842
*	Denny's Corp.	196,300	1,839
	Tupperware Brands Corp.	39,500	1,834
	Hooker Furniture Corp.	63,300	1,817
*	Dorman Products Inc.	40,314	1,746
*	Tile Shop Holdings Inc.	111,500	1,685
*	Select Comfort Corp.	78,300	1,649
	Sturm Ruger & Co. Inc.	26,200	1,542
	Nutrisystem Inc.	72,300	1,432
*	Dave & Buster's Entertainment Inc.	39,000	1,415
	AMC Entertainment Holdings Inc.	64,400	1,404
	Tower International Inc.	57,800	1,331
*	Performance Sports Group Ltd.	185,000	1,323
	DR Horton Inc.	47,000	1,293
*,^ GoPro Inc. Class A		112,500	1,288
	Dick's Sporting Goods Inc.	32,800	1,282
	Group 1 Automotive Inc.	23,300	1,250
	Bassett Furniture Industries Inc.	41,700	1,247
*,^ Hemisphere Media Group Inc. Class A		85,560	1,232
*	Skullcandy Inc.	372,000	1,183
*	Bojangles' Inc.	70,800	1,028
*	Asbury Automotive Group Inc.	20,300	956
	Culp Inc.	34,100	863
	Brinker International Inc.	14,599	726
*,^ Jamba Inc.		53,500	692
	Entravision Communications Corp. Class A	70,600	527
*	Gray Television Inc.	37,700	496
	Williams-Sonoma Inc.	9,400	486
*	VOXX International Corp. Class A	79,241	340
	Cablevision Systems Corp. Class A	7,600	243
			1,785,145
Consumer Staples (2.2%)
	Greencore Group plc	7,698,340	42,764
*	TreeHouse Foods Inc.	475,760	37,756
^	Sanderson Farms Inc.	439,800	35,721
*	Performance Food Group Co.	911,135	21,321
*	Monster Beverage Corp.	104,300	14,084
*	United Natural Foods Inc.	255,400	8,944
	Casey's General Stores Inc.	61,300	7,401
^	Cal-Maine Foods Inc.	123,000	6,208
*	WhiteWave Foods Co. Class A	161,600	6,100
	Dean Foods Co.	289,200	5,778
*	Boston Beer Co. Inc. Class A	29,957	5,370
	Ingredion Inc.	35,500	3,576
*	Natural Grocers by Vitamin Cottage Inc.	183,700	3,308
	Inter Parfums Inc.	121,000	3,249
	PriceSmart Inc.	40,260	3,082
*	Herbalife Ltd.	59,600	2,754
*	USANA Health Sciences Inc.	18,700	2,373
	Ingles Markets Inc. Class A	51,300	1,968
*,^ Pilgrim's Pride Corp.		81,486	1,807

*	Blue Buffalo Pet Products Inc.	49,100	836
	Natural Health Trends Corp.	41,200	822
	B&G Foods Inc.	14,200	517
^	Coty Inc. Class A	20,800	512
*	SUPERVALU Inc.	69,000	314
			216,565
Energy (2.5%)
	Patterson-UTI Energy Inc.	2,124,550	30,551
	Core Laboratories NV	304,585	29,971
^	Veresen Inc.	4,496,600	25,614
	Ensco plc Class A	2,085,600	20,397
	Energen Corp.	565,660	19,951
*	Diamondback Energy Inc.	206,310	15,587
	Superior Energy Services Inc.	1,366,163	14,085
	Cabot Oil & Gas Corp.	616,940	12,802
*	Gulfport Energy Corp.	330,975	9,780
^	RPC Inc.	698,350	8,708
*	Matador Resources Co.	511,920	8,206
*	Dril-Quip Inc.	132,360	7,762
*	RigNet Inc.	506,261	7,386
*	Rice Energy Inc.	596,500	6,961
	Oceaneering International Inc.	184,300	6,239
^	US Silica Holdings Inc.	306,654	5,719
^	Range Resources Corp.	176,300	5,211
*	Carrizo Oil & Gas Inc.	185,000	5,019
*	Forum Energy Technologies Inc.	330,900	3,709
	Western Refining Inc.	68,200	2,244
*,^ Southwestern Energy Co.		241,065	2,143
	Atwood Oceanics Inc.	302,725	1,856
	CVR Energy Inc.	52,000	1,821
*,^ Bonanza Creek Energy Inc.		608,575	1,735
*	Par Pacific Holdings Inc.	53,947	1,290
*,^ Basic Energy Services Inc.		295,000	679
	Teekay Corp.	55,600	381
			255,807
Financials (8.7%)
	Nasdaq Inc.	1,082,367	67,107
*	MGIC Investment Corp.	8,537,057	56,515
	MarketAxess Holdings Inc.	444,950	51,717
	Assured Guaranty Ltd.	1,716,440	40,817
	Assurant Inc.	450,083	36,596
*	Affiliated Managers Group Inc.	265,176	35,584
	PacWest Bancorp	951,226	34,919
	Zions Bancorporation	1,378,500	31,264
	MFA Financial Inc.	4,857,005	30,842
	Redwood Trust Inc.	2,594,020	27,938
^	Financial Engines Inc.	1,035,250	27,921
	First American Financial Corp.	734,380	25,241
	WisdomTree Investments Inc.	2,086,969	25,044
	Solar Capital Ltd.	1,397,895	22,674
^	LPL Financial Holdings Inc.	659,532	20,063
*	First BanCorp	7,702,259	20,026
	FactSet Research Systems Inc.	98,650	14,867
*,2 eHealth Inc.		1,380,405	14,480
*	SVB Financial Group	136,800	13,861
*,^ Encore Capital Group Inc.		592,186	13,573

	Opus Bank	393,724	12,989
	National Storage Affiliates Trust	743,469	12,929
	PrivateBancorp Inc.	343,286	12,918
	STAG Industrial Inc.	720,900	12,205
	Evercore Partners Inc. Class A	265,180	11,978
	Investment Technology Group Inc.	664,078	11,429
*	PRA Group Inc.	309,456	9,206
	Extra Space Storage Inc.	101,500	9,205
	MSCI Inc. Class A	133,400	9,183
*	Customers Bancorp Inc.	345,300	8,667
	Cardinal Financial Corp.	430,109	8,202
	Lazard Ltd. Class A	220,000	7,918
	Lamar Advertising Co. Class A	135,900	7,625
	Bank of the Ozarks Inc.	169,301	7,507
	QTS Realty Trust Inc. Class A	161,046	7,440
*	Hilltop Holdings Inc.	458,900	7,329
	Wintrust Financial Corp.	165,255	6,956
	CoreSite Realty Corp.	100,400	6,440
	State Bank Financial Corp.	329,679	6,350
*	Walker & Dunlop Inc.	222,800	5,338
	Gaming and Leisure Properties Inc.	200,300	5,224
	Ryman Hospitality Properties Inc.	106,500	5,000
*	INTL. FCStone Inc.	176,500	4,976
	DuPont Fabros Technology Inc.	137,700	4,567
	BGC Partners Inc. Class A	463,000	4,236
*	Pacific Premier Bancorp Inc.	201,000	4,126
	Yadkin Financial Corp.	169,975	3,950
*	LendingTree Inc.	50,800	3,743
*	Cowen Group Inc. Class A	1,269,703	3,631
	OM Asset Management plc	304,900	3,448
*	KCG Holdings Inc. Class A	328,800	3,360
	CBOE Holdings Inc.	50,200	3,344
^	Universal Insurance Holdings Inc.	143,020	2,680
*,^ Credit Acceptance Corp.		12,417	2,222
	Investar Holding Corp.	128,006	1,994
	Hancock Holding Co.	80,990	1,940
*	Texas Capital Bancshares Inc.	54,000	1,928
	RLJ Lodging Trust	98,700	1,805
	Heritage Insurance Holdings Inc.	90,700	1,798
	James River Group Holdings Ltd.	44,000	1,492
	Omega Healthcare Investors Inc.	44,000	1,395
*,^ World Acceptance Corp.		46,876	1,357
*	Regional Management Corp.	92,000	1,220
*,^ Impac Mortgage Holdings Inc.		91,480	1,208
	Federal Realty Investment Trust	7,800	1,176
	Sovran Self Storage Inc.	9,600	1,082
	Kearny Financial Corp.	71,207	861
	CyrusOne Inc.	21,100	778
	Jones Lang LaSalle Inc.	5,200	732
	Legg Mason Inc.	20,800	637
	CubeSmart	16,000	501
	Morningstar Inc.	5,600	450
	HCI Group Inc.	11,900	396
	Universal Health Realty Income Trust	7,000	356
*	Realogy Holdings Corp.	4,900	161
			870,637

Health Care (17.4%)
*	Globus Medical Inc.	2,820,718	70,377
	West Pharmaceutical Services Inc.	1,189,765	68,078
*	Ligand Pharmaceuticals Inc.	594,853	59,468
*	Insulet Corp.	1,628,026	54,018
*	Allscripts Healthcare Solutions Inc.	3,691,020	50,862
*	ICON plc	714,628	47,216
*	athenahealth Inc.	327,083	46,380
*	ABIOMED Inc.	505,583	43,141
*	Cepheid	1,408,660	41,485
*	Surgical Care Affiliates Inc.	935,200	39,905
*	LifePoint Health Inc.	568,771	39,695
*	WellCare Health Plans Inc.	490,740	37,286
	Cooper Cos. Inc.	270,444	35,469
	ResMed Inc.	613,194	34,768
*	Acadia Healthcare Co. Inc.	497,895	30,387
*	Align Technology Inc.	454,755	30,078
*	Sirona Dental Systems Inc.	258,645	27,491
	Kindred Healthcare Inc.	2,693,129	26,016
*	Alkermes plc	766,142	24,524
*,2 Imprivata Inc.		2,087,332	24,317
*	QIAGEN NV	1,051,000	23,868
*	Molina Healthcare Inc.	424,072	23,286
*	Medidata Solutions Inc.	542,401	23,177
*	Charles River Laboratories International Inc.	311,675	23,136
*	Alnylam Pharmaceuticals Inc.	335,583	23,135
*	Bruker Corp.	1,032,750	23,061
*	Bio-Rad Laboratories Inc. Class A	180,240	23,000
*,^ PTC Therapeutics Inc.		917,627	21,858
*	Hologic Inc.	613,300	20,815
*	LDR Holding Corp.	1,092,639	20,072
*	INC Research Holdings Inc. Class A	466,756	19,664
*	NuVasive Inc.	417,610	19,260
*	AMN Healthcare Services Inc.	655,935	18,478
	Universal Health Services Inc. Class B	159,910	18,012
*	Akorn Inc.	688,864	17,904
*	Nektar Therapeutics	1,312,000	17,896
	Teleflex Inc.	130,500	17,708
*	Illumina Inc.	112,100	17,706
*	Neogen Corp.	327,650	17,097
*	Spectranetics Corp.	1,406,562	16,949
*	Jazz Pharmaceuticals plc	127,765	16,449
*	Team Health Holdings Inc.	385,495	15,755
*	Ionis Pharmaceuticals Inc.	397,760	15,485
*	Masimo Corp.	412,987	15,177
*	Cynosure Inc. Class A	415,730	15,049
*	Pacira Pharmaceuticals Inc.	250,914	14,909
*	Medivation Inc.	448,645	14,671
*	Cerner Corp.	246,500	14,300
*	IDEXX Laboratories Inc.	199,100	13,965
*	Inogen Inc.	410,848	13,657
*	Acceleron Pharma Inc.	441,000	13,539
*	Luminex Corp.	614,225	11,787
*	Centene Corp.	188,835	11,719
	CONMED Corp.	308,297	11,389
*,^ Cempra Inc.		587,000	10,114
*	Ultragenyx Pharmaceutical Inc.	178,400	10,017

*	Zeltiq Aesthetics Inc.	426,890	9,912
*	HMS Holdings Corp.	809,955	9,760
*	Endologix Inc.	1,219,441	8,695
*	Intuitive Surgical Inc.	16,000	8,654
*	United Therapeutics Corp.	65,300	8,044
*	Mettler-Toledo International Inc.	25,009	7,824
*	Quintiles Transnational Holdings Inc.	120,100	7,306
*	Tetraphase Pharmaceuticals Inc.	1,278,541	6,955
*	NxStage Medical Inc.	358,305	6,779
*	HealthEquity Inc.	312,525	6,735
*	Sage Therapeutics Inc.	196,291	6,591
	DENTSPLY International Inc.	108,700	6,401
*	Prestige Brands Holdings Inc.	135,700	6,335
*	Myriad Genetics Inc.	162,500	6,333
	Chemed Corp.	45,100	6,328
*	Amsurg Corp.	79,300	5,804
*	DexCom Inc.	80,800	5,759
*	Emergent BioSolutions Inc.	154,900	5,669
*	ExamWorks Group Inc.	205,000	5,629
*	PRA Health Sciences Inc.	128,700	5,544
*	Evolent Health Inc. Class A	560,412	5,531
*	ICU Medical Inc.	54,400	5,236
*	Intersect ENT Inc.	291,898	5,205
*	Horizon Pharma plc	283,835	4,967
*	Cross Country Healthcare Inc.	344,400	4,959
*	Quidel Corp.	290,563	4,951
*	Atara Biotherapeutics Inc.	267,839	4,848
*	Bluebird Bio Inc.	115,116	4,761
*	Cardiovascular Systems Inc.	560,000	4,732
*	DBV Technologies SA ADR	181,780	4,725
*,^ Adeptus Health Inc. Class A		99,085	4,675
*	Neurocrine Biosciences Inc.	109,169	4,645
*	TESARO Inc.	132,378	4,572
*	Revance Therapeutics Inc.	220,363	4,568
*,^ Novadaq Technologies Inc.		398,206	4,384
*,^ Juno Therapeutics Inc.		153,472	4,233
*,^ OvaScience Inc.		642,874	3,632
*	LHC Group Inc.	90,900	3,447
*,^ AAC Holdings Inc.		191,000	3,411
*	Repligen Corp.	152,573	3,380
*	Enanta Pharmaceuticals Inc.	129,000	3,315
*	Amedisys Inc.	90,100	3,221
*	Anika Therapeutics Inc.	72,600	2,731
*	Rigel Pharmaceuticals Inc.	975,600	2,683
*	PharMerica Corp.	87,513	2,598
*,^ Esperion Therapeutics Inc.		173,000	2,574
*	Infinity Pharmaceuticals Inc.	388,800	2,414
*	Natus Medical Inc.	65,000	2,293
	Quality Systems Inc.	173,100	2,269
*	PAREXEL International Corp.	34,700	2,219
*	Orexigen Therapeutics Inc.	1,148,300	2,101
*	Array BioPharma Inc.	626,200	1,935
*	Merrimack Pharmaceuticals Inc.	284,000	1,752
*	Amphastar Pharmaceuticals Inc.	132,000	1,591
*	Cytokinetics Inc.	189,800	1,462
*	Spectrum Pharmaceuticals Inc.	286,700	1,422
	Utah Medical Products Inc.	25,070	1,413

*	Peregrine Pharmaceuticals Inc.	1,396,779	1,369
*,^ Insys Therapeutics Inc.		76,400	1,326
*,^ Inovio Pharmaceuticals Inc.		190,100	1,270
*	Sucampo Pharmaceuticals Inc. Class A	93,700	1,185
	Phibro Animal Health Corp. Class A	34,700	1,164
*	NewLink Genetics Corp.	44,500	1,084
*	Heska Corp.	27,900	1,042
*	Zafgen Inc.	154,597	1,028
*	iRadimed Corp.	52,233	1,016
*	Raptor Pharmaceutical Corp.	231,500	949
*	OraSure Technologies Inc.	170,000	930
	LeMaitre Vascular Inc.	60,800	888
*	ImmunoGen Inc.	103,700	880
*	Exact Sciences Corp.	128,518	844
*	Capital Senior Living Corp.	40,600	744
*,^ Northwest Biotherapeutics Inc.		310,600	659
*	SciClone Pharmaceuticals Inc.	73,300	586
*	Threshold Pharmaceuticals Inc.	1,787,307	572
*	Civitas Solutions Inc.	21,600	520
*	Corcept Therapeutics Inc.	100,300	366
*	Sorrento Therapeutics Inc.	55,700	292
*	Veeva Systems Inc. Class A	11,900	287
*	Chimerix Inc.	24,475	189
*	RTI Surgical Inc.	43,200	139
			1,744,266
Industrials (18.2%)
*	Clean Harbors Inc.	1,891,654	83,819
*	Advisory Board Co.	1,297,083	59,367
	John Bean Technologies Corp.	1,217,303	55,765
	HEICO Corp. Class A	1,141,839	52,981
	MSC Industrial Direct Co. Inc. Class A	808,806	52,419
*	WageWorks Inc.	1,152,283	51,553
	Waste Connections Inc.	727,130	43,606
*	Genesee & Wyoming Inc. Class A	858,999	42,589
	Owens Corning	886,000	40,924
	GATX Corp.	957,100	39,222
	ManpowerGroup Inc.	500,240	38,193
	Curtiss-Wright Corp.	523,700	36,135
*	Teledyne Technologies Inc.	424,543	34,494
	Watts Water Technologies Inc. Class A	695,669	34,276
*	Swift Transportation Co.	2,043,870	33,336
	CEB Inc.	543,211	32,039
*,^ Generac Holdings Inc.		1,109,942	31,545
*	On Assignment Inc.	815,361	31,514
*	Stericycle Inc.	245,745	29,575
*	WESCO International Inc.	723,679	29,222
	Landstar System Inc.	501,680	28,801
	Acuity Brands Inc.	136,990	27,731
*	Armstrong World Industries Inc.	697,905	26,995
*	AerCap Holdings NV	844,600	25,938
2	H&E Equipment Services Inc.	2,181,292	25,412
	Equifax Inc.	236,010	24,970
	Watsco Inc.	210,805	24,498
*	RBC Bearings Inc.	407,194	24,159
	Tennant Co.	437,173	23,655
	Carlisle Cos. Inc.	267,375	22,374
	Heartland Express Inc.	1,283,146	22,006

AMETEK Inc.	467,665	22,004
Pentair plc	466,285	21,971
* Hub Group Inc. Class A	719,614	21,927
Advanced Drainage Systems Inc.	947,152	21,387
JB Hunt Transport Services Inc.	290,585	21,126
* TrueBlue Inc.	903,025	20,625
* Middleby Corp.	225,936	20,416
* IHS Inc. Class A	193,605	20,255
* Proto Labs Inc.	365,922	20,122
Kennametal Inc.	1,123,492	19,886
AO Smith Corp.	274,170	19,151
* Trex Co. Inc.	491,690	18,468
Apogee Enterprises Inc.	425,059	16,909
Ryder System Inc.	316,520	16,829
* Hawaiian Holdings Inc.	472,532	16,638
Forward Air Corp.	372,104	16,060
* JetBlue Airways Corp.	717,700	15,294
* TASER International Inc.	937,423	14,427
Kaman Corp.	350,827	13,977
* Verisk Analytics Inc. Class A	179,600	13,111
* Sensata Technologies Holding NV	352,882	12,951
* Kirby Corp.	244,713	12,395
Wabtec Corp.	193,541	12,377
Woodward Inc.	266,901	12,328
Orbital ATK Inc.	133,000	12,001
* TriNet Group Inc.	732,461	10,840
^ Ritchie Bros Auctioneers Inc.	457,147	10,460
Donaldson Co. Inc.	367,662	10,361
Albany International Corp.	275,600	9,348
* Rush Enterprises Inc. Class A	484,433	9,253
Flowserve Corp.	233,765	9,033
Mobile Mini Inc.	344,400	8,927
Huntington Ingalls Industries Inc.	68,000	8,696
* United Rentals Inc.	166,831	7,993
* Saia Inc.	371,551	7,947
* Spirit AeroSystems Holdings Inc. Class A	186,000	7,886
Herman Miller Inc.	232,700	5,962
Greenbrier Cos. Inc.	227,100	5,873
Knight Transportation Inc.	237,580	5,814
General Cable Corp.	492,700	5,774
Cintas Corp.	67,100	5,765
* Wabash National Corp.	512,200	5,665
Global Brass & Copper Holdings Inc.	266,756	5,524
BWX Technologies Inc.	184,300	5,518
* Quanta Services Inc.	289,770	5,419
FreightCar America Inc.	283,100	5,393
* Astronics Corp.	167,011	5,384
Alaska Air Group Inc.	75,948	5,347
* American Woodmark Corp.	76,700	5,292
* Roadrunner Transportation Systems Inc.	664,856	5,266
Aircastle Ltd.	281,000	4,825
Pitney Bowes Inc.	235,400	4,609
Celadon Group Inc.	570,898	4,533
* Echo Global Logistics Inc.	198,500	4,369
West Corp.	221,600	4,013
Exponent Inc.	77,544	3,979
Lennox International Inc.	32,400	3,882

	Harsco Corp.	550,100	3,543
	Comfort Systems USA Inc.	122,000	3,457
*	Lydall Inc.	115,822	3,272
*	Meritor Inc.	475,200	3,246
*	DXP Enterprises Inc.	198,198	3,108
	Allison Transmission Holdings Inc.	123,600	2,940
	Deluxe Corp.	49,209	2,751
	Insteel Industries Inc.	110,000	2,696
*	Spirit Airlines Inc.	63,500	2,654
*	YRC Worldwide Inc.	236,500	2,445
*,^ Virgin America Inc.		79,200	2,443
	Graco Inc.	33,600	2,442
	Robert Half International Inc.	48,200	2,110
	KAR Auction Services Inc.	61,582	2,058
*,^ Power Solutions International Inc.		169,200	2,022
	Kimball International Inc. Class B	204,257	1,969
	Heidrick & Struggles International Inc.	72,300	1,906
	Interface Inc. Class A	109,400	1,848
*	HD Supply Holdings Inc.	64,800	1,702
	Steelcase Inc. Class A	96,800	1,235
*	Vectrus Inc.	57,900	1,144
*	FTI Consulting Inc.	32,075	1,087
*	PAM Transportation Services Inc.	39,151	1,011
*	Ply Gem Holdings Inc.	98,200	979
*	Aerojet Rocketdyne Holdings Inc.	57,900	952
	Barrett Business Services Inc.	18,000	705
*	Astronics Corp. Class B	21,286	686
*	Commercial Vehicle Group Inc.	189,300	587
*	Rexnord Corp.	34,900	571
*	USA Truck Inc.	33,900	548
*	Hudson Technologies Inc.	175,507	521
	B/E Aerospace Inc.	12,100	489
			1,829,825
Information Technology (23.0%)
*	Cadence Design Systems Inc.	5,129,641	100,336
*,2 Cardtronics Inc.		2,306,636	71,067
*,^ Demandware Inc.		1,590,814	67,498
*	Euronet Worldwide Inc.	833,213	66,465
*	Ultimate Software Group Inc.	370,929	65,146
*	First Solar Inc.	794,568	54,555
*	Alliance Data Systems Corp.	226,818	45,316
*	Electronics For Imaging Inc.	1,071,810	44,352
	Power Integrations Inc.	893,155	42,094
*	CoStar Group Inc.	233,292	40,912
*	SPS Commerce Inc.	601,586	39,272
*	WNS Holdings Ltd. ADR	1,344,594	38,576
	Convergys Corp.	1,545,537	37,773
*,^ SunPower Corp. Class A		1,460,310	37,150
*	TiVo Inc.	4,489,790	35,829
*	Ruckus Wireless Inc.	4,221,700	35,505
*	Cavium Inc.	610,506	35,269
	Teradyne Inc.	1,742,845	33,863
	SS&C Technologies Holdings Inc.	507,841	32,649
*	Entegris Inc.	2,743,916	31,994
*	WEX Inc.	440,570	31,990
*	Red Hat Inc.	432,600	30,304
*	Ciena Corp.	1,492,940	26,530

*	Acxiom Corp.	1,326,515	24,806
*	Trimble Navigation Ltd.	1,279,600	24,683
*	Super Micro Computer Inc.	825,602	24,586
*	M/A-COM Technology Solutions Holdings Inc.	630,867	24,288
*	Gigamon Inc.	927,085	24,243
	FLIR Systems Inc.	801,510	23,436
*	Verint Systems Inc.	631,690	23,126
*	Manhattan Associates Inc.	392,606	22,634
*	Gartner Inc.	256,406	22,536
	Heartland Payment Systems Inc.	236,982	21,821
*,^ Stratasys Ltd.		1,305,275	21,276
*	Guidewire Software Inc.	383,627	21,115
*	Proofpoint Inc.	418,253	21,063
*	Infoblox Inc.	1,297,700	20,945
*	comScore Inc.	521,010	20,075
*	VeriFone Systems Inc.	815,385	19,072
	Methode Electronics Inc.	731,715	19,068
	Intersil Corp. Class A	1,452,495	18,882
*	Tyler Technologies Inc.	118,300	18,580
*	Mellanox Technologies Ltd.	387,600	17,616
*	F5 Networks Inc.	181,505	17,022
	MAXIMUS Inc.	308,194	16,448
*	Silicon Laboratories Inc.	359,188	16,379
	Belden Inc.	379,360	16,206
*	ON Semiconductor Corp.	1,798,614	15,396
*	Aspen Technology Inc.	473,430	15,358
*	Fleetmatics Group plc	341,641	14,831
*	Radware Ltd.	1,080,500	14,435
*	Microsemi Corp.	445,800	14,132
*,^ Mobileye NV		510,467	13,849
*	Pandora Media Inc.	1,407,300	13,679
	Cognex Corp.	414,243	13,359
*	Zebra Technologies Corp.	217,425	13,132
	Brooks Automation Inc.	1,312,883	12,512
*	Bankrate Inc.	1,077,595	12,328
	Monolithic Power Systems Inc.	195,947	12,260
*	Bottomline Technologies de Inc.	425,360	12,259
*	Genpact Ltd.	510,935	12,222
*	Imperva Inc.	232,400	11,983
*	SolarWinds Inc.	197,871	11,862
*,^ Cimpress NV		150,662	11,830
	Microchip Technology Inc.	262,100	11,745
*	Fortinet Inc.	396,000	11,143
	MercadoLibre Inc.	112,700	11,072
*	Integrated Device Technology Inc.	407,636	10,387
*	BroadSoft Inc.	298,800	10,222
*	Palo Alto Networks Inc.	67,900	10,150
*	HubSpot Inc.	249,000	10,107
	National Instruments Corp.	348,485	9,932
	Atmel Corp.	1,221,780	9,848
*	Progress Software Corp.	380,000	9,838
*	Qlik Technologies Inc.	386,552	9,679
	Solera Holdings Inc.	176,561	9,580
*	Finisar Corp.	741,500	9,417
*	ChannelAdvisor Corp.	755,170	9,236
	Littelfuse Inc.	87,500	8,916
*	RealPage Inc.	457,114	8,818

*	PROS Holdings Inc.	707,797	8,692
*	PTC Inc.	284,534	8,425
*,^ Shutterstock Inc.		277,481	8,016
*,2 Information Services Group Inc.		2,069,275	7,925
	CDW Corp.	205,200	7,890
*	Perficient Inc.	412,500	7,858
*	Tableau Software Inc. Class A	96,900	7,775
*	Virtusa Corp.	171,000	7,647
*	GoDaddy Inc. Class A	249,800	7,616
*	Envestnet Inc.	319,900	7,502
*	Descartes Systems Group Inc.	409,258	7,285
*	II-VI Inc.	342,766	7,130
*	Semtech Corp.	349,177	7,018
*	Synchronoss Technologies Inc.	224,900	6,891
	FEI Co.	92,300	6,687
*	Constant Contact Inc.	206,653	6,532
*	EPAM Systems Inc.	86,600	6,486
	Booz Allen Hamilton Holding Corp. Class A	222,641	6,299
*	Wix.com Ltd.	307,562	6,280
*	LinkedIn Corp. Class A	31,062	6,147
*,^ InvenSense Inc.		704,400	5,783
	CSG Systems International Inc.	164,500	5,748
*	ANSYS Inc.	64,800	5,715
*	IPG Photonics Corp.	69,729	5,636
*	Cvent Inc.	211,575	5,588
	Jabil Circuit Inc.	278,400	5,543
	EarthLink Holdings Corp.	909,200	5,382
*	OSI Systems Inc.	98,000	5,372
	Ingram Micro Inc.	183,700	5,180
*	Qualys Inc.	194,500	5,055
*	Barracuda Networks Inc.	460,883	4,876
*	Akamai Technologies Inc.	106,700	4,868
*	LivePerson Inc.	856,525	4,848
	Leidos Holdings Inc.	103,600	4,778
*	Paylocity Holding Corp.	150,213	4,675
*	Unisys Corp.	466,762	4,584
*	Brightcove Inc.	819,100	4,538
*	Cirrus Logic Inc.	128,800	4,472
*	Diodes Inc.	233,750	4,472
	Broadridge Financial Solutions Inc.	83,200	4,456
	Hackett Group Inc.	299,400	4,422
*,^ VASCO Data Security International Inc.		280,700	4,351
*	Rackspace Hosting Inc.	205,230	4,148
*,^ Advanced Micro Devices Inc.		1,847,200	4,064
*	CyberArk Software Ltd.	89,700	3,909
*	Extreme Networks Inc.	1,378,900	3,806
*	Synaptics Inc.	49,400	3,622
*	AVG Technologies NV	181,817	3,431
*,^ Allot Communications Ltd.		685,200	3,419
	DST Systems Inc.	31,896	3,362
*	Applied Micro Circuits Corp.	600,000	3,336
*	Cree Inc.	116,500	3,265
*	FireEye Inc.	229,700	3,236
*	A10 Networks Inc.	515,652	3,053
*	Sykes Enterprises Inc.	102,600	3,021
	QAD Inc. Class A	159,812	2,958
*,^ Square Inc.		335,600	2,943

*	Jive Software Inc.	842,882	2,933
*	MicroStrategy Inc. Class A	16,500	2,846
	Jack Henry & Associates Inc.	35,000	2,841
*,^ Rapid7 Inc.		214,619	2,812
	Science Applications International Corp.	63,000	2,685
*,^ Fitbit Inc. Class A		160,400	2,663
	Avnet Inc.	64,200	2,563
*	Blackhawk Network Holdings Inc.	67,600	2,548
	Travelport Worldwide Ltd.	219,900	2,395
	TeleTech Holdings Inc.	89,279	2,385
*	Plexus Corp.	65,500	2,289
*,^ Match Group Inc.		166,300	2,087
	Global Payments Inc.	35,000	2,063
*,^ Care.com Inc.		341,386	2,045
*	NeuStar Inc. Class A	79,100	1,944
	NIC Inc.	85,811	1,698
*	Interactive Intelligence Group Inc.	69,900	1,669
*	Inphi Corp.	59,810	1,660
*	Nimble Storage Inc.	251,300	1,651
*	ARRIS International plc	62,632	1,595
*	Teradata Corp.	63,000	1,533
*	Web.com Group Inc.	79,400	1,495
*	MaxLinear Inc.	96,400	1,483
*	Travelzoo Inc.	181,221	1,470
	Total System Services Inc.	36,400	1,462
*	Rudolph Technologies Inc.	110,000	1,409
*	WebMD Health Corp.	25,300	1,293
*	ShoreTel Inc.	153,200	1,258
	Monotype Imaging Holdings Inc.	49,773	1,241
*	Infinera Corp.	74,000	1,134
*	Alarm.com Holdings Inc.	67,300	1,087
*	Everi Holdings Inc.	365,640	1,027
*	Angie's List Inc.	118,800	1,009
*	Take-Two Interactive Software Inc.	25,100	871
	Diebold Inc.	29,700	823
*	Five9 Inc.	97,800	815
*	Workiva Inc.	53,700	802
*,^ Digimarc Corp.		21,375	765
*	Silicon Graphics International Corp.	129,900	763
*	Guidance Software Inc.	157,000	754
*	ePlus Inc.	7,800	739
*	Glu Mobile Inc.	302,600	669
*	Callidus Software Inc.	38,000	586
*,^ Ambarella Inc.		13,925	553
*	Advanced Energy Industries Inc.	19,500	548
*	RingCentral Inc. Class A	18,500	404
*	Quantum Corp.	338,100	161
*	Xcerra Corp.	27,500	151
			2,309,561
Materials (3.3%)
	RPC Group plc	3,851,370	41,374
	Graphic Packaging Holding Co.	2,748,314	31,221
	Minerals Technologies Inc.	721,370	29,569
	Smurfit Kappa Group plc	1,325,320	28,843
	KapStone Paper and Packaging Corp.	1,582,684	23,392
	Methanex Corp.	855,820	22,696
	Ashland Inc.	224,210	21,246

	PolyOne Corp.	731,195	19,786
*	WR Grace & Co.	215,780	17,552
	Sealed Air Corp.	240,300	9,739
	Schweitzer-Mauduit International Inc.	214,014	8,989
	Quaker Chemical Corp.	111,515	8,365
	Avery Dennison Corp.	133,000	8,098
	Balchem Corp.	128,921	7,238
*	Chemtura Corp.	240,100	6,300
	Bemis Co. Inc.	118,300	5,663
*	Koppers Holdings Inc.	321,500	5,443
*,^ Trinseo SA		219,900	5,231
	Scotts Miracle-Gro Co. Class A	75,637	5,195
	AEP Industries Inc.	53,705	4,546
	Stepan Co.	81,491	3,664
	Ball Corp.	45,100	3,014
	Steel Dynamics Inc.	116,400	2,136
*	Berry Plastics Group Inc.	68,500	2,130
*	Axalta Coating Systems Ltd.	75,100	1,788
	Worthington Industries Inc.	41,100	1,257
*	Ryerson Holding Corp.	354,069	1,197
	NewMarket Corp.	2,773	1,052
*	Ferro Corp.	61,700	573
*	Clearwater Paper Corp.	13,200	517
	International Flavors & Fragrances Inc.	4,400	515
	Kaiser Aluminum Corp.	6,500	505
*	Crown Holdings Inc.	10,800	495
			329,329
Other (1.2%)
^,3 Vanguard Small-Cap ETF		656,132	67,083
3	Vanguard Small-Cap Growth ETF	384,700	42,521
*,4 Pure Storage Inc. Class B Restricted		437,384	5,121
*,4 Dropbox Private Placement		378,066	4,450
*	Dyax Corp CVR Exp. 12/31/2019	134,316	149
			119,324
Telecommunication Services (0.8%)
*	Vonage Holdings Corp.	8,515,671	43,685
*	SBA Communications Corp. Class A	202,295	20,084
	Cogent Communications Holdings Inc.	253,907	8,483
	Inteliquent Inc.	204,100	3,507
*	General Communication Inc. Class A	133,700	2,423
*	FairPoint Communications Inc.	99,400	1,491
*	Cincinnati Bell Inc.	289,000	936
			80,609
Utilities (0.7%)
	ITC Holdings Corp.	1,223,630	48,823
^	8Point3 Energy Partners LP	1,201,549	19,766
	Spark Energy Inc. Class A	50,261	1,359
	Ormat Technologies Inc.	15,600	552
			70,500
Total Common Stocks (Cost $9,374,746)			9,611,568

		Coupon
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.1%)
[5,6] Vanguard Market Liquidity Fund		0.441%		509,205,746	509,206

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.4%)
	Deutsche Bank Securities, Inc.
	(Dated 1/29/16, Repurchase Value
	$39,401,000, collateralized by U.S.
	Treasury Note/Bond 3.125%, 2/15/43, with
	a value of $40,188,000)	0.340%	2/1/16	39,400	39,400

U.S. Government and Agency Obligations (0.2%)
[7,8] Federal Home Loan Bank Discount Notes		0.285%	4/29/16	2,000	1,998
[7,8] Federal Home Loan Bank Discount Notes		0.567%-0.572%	7/6/16	15,000	14,974
9	Freddie Mac Discount Notes	0.220%	3/30/16	4,000	3,999
9	Freddie Mac Discount Notes	0.220%	4/15/16	2,000	1,999
	United States Treasury Note/Bond	0.375%	5/31/16	3,000	2,999
					25,969
Total Temporary Cash Investments (Cost $574,565)					574,575
Total Investments (101.5%) (Cost $9,949,311)					10,186,143
Other Assets and Liabilities-Net (-1.5%)[6]					(155,473)
Net Assets (100%)					10,030,670

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $137,200,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 4.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted securities totaling $9,571,000, representing 0.1% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $142,237,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $9,085,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Explorer Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,488,867	118,102	4,599
Temporary Cash Investments	509,206	65,369	—
Futures Contracts—Assets[1]	4,662	—	—
Total	10,002,735	183,471	4,599

Explorer Fund

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	1,126	108,665	(1,255)
E-mini Russell 2000 Index	March 2016	550	56,727	(3,866)
				(5,121)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At January 31, 2016, the cost of investment securities for tax purposes was $9,951,478,000. Net unrealized appreciation of investment securities for tax purposes was $234,665,000, consisting of unrealized gains of $1,517,664,000 on securities that had risen in value since their purchase and $1,282,999,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2015		from		Capital Gain	Jan. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Cardtronics Inc.	NA2	6,799	—	—	—	71,067
eHealth Inc.	16,496	—	—	—	—	14,480

Explorer Fund

H&E Equipment Services
Inc.	35,355	5,869	—	509	—	25,412
Imprivata Inc.	16,426	6,139	—	—	—	24,317
Information Services Group
Inc.	7,315	252	—	—	—	7,925
MarineMax Inc.	21,376	749	—	—	—	23,603
Vanguard Market Liquidity
Fund	413,253	NA3	NA3	270	—	509,206
Vanguard Small-Cap ETF	—	176,483	101,748	828	—	67,083
Vanguard Small-Cap
Growth ETF	57,108	—	9,442	214	—	42,521
Total	567,329			1,821	—	785,614
1 Includes net realized gain (loss) on affiliated investment securities sold of ($334,000).
2 Not applicable—at October 31, 2015, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016
VANGUARD EXPLORER FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.